6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank And Federal Reserve Bank Borrowings Details Narrative
Loans pledged as collateral to the FHLB	$ 138.7
Market value of securities pledged to the FHLB	17.8
FLHB stock owned	4.7	4.9
Carrying values of loans pledged as collateral to the FHLB	$ 313.7